Derivative Liabilities (Details Narrative) - USD ($)					3 Months Ended				11 Months Ended	12 Months Ended
	Apr. 14, 2016	Aug. 06, 2015	Jun. 09, 2015	May 22, 2015	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Gain (loss) on change in fair value of warrants					$ (157,216)	$ (860,275)	$ 14,015	$ 1,571		$ (968,840)	$ (106,994)	$ 1,571
Private placement offering (the "March 2015 Offering") [Member]
Number of common stock issue, new issue		7,876,310
Private placement offering (the "March 2015 Offering") [Member] | Warrant [Member] | Placement Agents [Member]
Number of common stock issue, new issue			26,099	298,551
Exercise price (in dollars per share)			$ 1.50	$ 1.50
Warrant term			5 years	5 years
Private Placement Offering (the "April 2016 Offering") [Member] | 2016 Placement Agent Warrants [Member] | Placement Agents [Member]
Number of common stock issue, new issue	153,713
Exercise price (in dollars per share)	$ 1.60
Warrant term	5 years